Note 7. Long-Term Investments (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
As of October 31	2012	2011
Investment in Celerion(a)	$1,450	$1,473
Investment in LCC Legacy Holdings (formerly Lumira Capital Corp.)(b)	-	-
Long-term investments	$1,450	$1,473